Accrued Expenses (Details) - USD ($)	Dec. 31, 2018	Dec. 31, 2017
Accrued Liabilities [Abstract]
Accrued board of director's fees	$ 200,000	$ 125,000
Accrued executive severance	136,000	118,000
Accrued outside services	115,118	165,427
Accrued related party	101,137	0
Accrued travel	58,993	39,926
Deferred rent	44,623	51,191
Accrued clinical study expenses	13,650	13,650
Accrued computer equipment	8,752	0
Accrued audit and tax preparation	0	73,800
Accrued legal and professional fees	0	61,890
Deferred revenue	0	13,317
Accrued other	11,007	11,399
Total accrued expenses	$ 689,280	$ 673,600